Shareholders' Deficit (Details) - USD ($)					1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 15, 2023	Jan. 18, 2022	Jul. 31, 2021	Feb. 08, 2021	Jul. 31, 2021	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Shareholders' Deficit [Line Items]
Preferred stock, shares authorized						1,000,000	1,000,000	1,000,000
Preferred stock, par value per share (in Dollars per share)						$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Conversion of stock, description	one-for-one					one-for-one
Period for registration statement to become effective							60 days
Share price (in Dollars per share)							$ 10.1
Public Warrants [Member]
Shareholders' Deficit [Line Items]
Expiration period of warrants						5 years	5 years
Period for registration statement to become effective						60 days
Warrant redemption price (in Dollars per share)						$ 0.01	$ 0.01
Notice period to redeem warrants						30 days	30 days
Adjusted exercise price of warrants percentage						115.00%	115.00%
Number of warrants or rights outstanding						11,250,000	11,250,000	11,250,000
Period to exercise warrants							30 days
Period to file registration statement							20 days
Private Placement Warrants [Member]
Shareholders' Deficit [Line Items]
Number of warrants or rights outstanding						9,350,000	9,350,000	9,350,000
Period to exercise warrants							30 days
Conversion From Class B to Class A Common Stock [Member]
Shareholders' Deficit [Line Items]
Percentage of ordinary shares issued and outstanding						20.00%	20.00%
Conversion of stock, description						one-to-one	one-to-one
Class A Ordinary Shares [Member]
Shareholders' Deficit [Line Items]
Common stock, shares authorized						200,000,000	200,000,000	200,000,000
Common stock, par value (in Dollars per share)						$ 0.0001	$ 0.0001	$ 0.0001
Common stock, voting rights						one vote	one vote
Common stock, shares issued						3,375,000	3,375,000
Common stock, shares outstanding						3,375,000	3,375,000
Ordinary Shares properly exercised	20,253,090					20,253,090
Stock redeemption price per share (in Dollars per share)	$ 10.46
Redemption amount (in Dollars)	$ 211,918,105
Conversion of stock, shares issued	3,375,000
Class A Ordinary Shares [Member] | Public Warrants [Member]
Shareholders' Deficit [Line Items]
Share price (in Dollars per share)							$ 18
Class A Ordinary Shares [Member] | Redemption of Warrants when Price Equals or Exceeds Eighteen Dollar [Member]
Shareholders' Deficit [Line Items]
Share price (in Dollars per share)						$ 18
Class A Ordinary Shares [Member] | Redemption of Warrants when Price Equals or Exceeds Eighteen Dollar [Member] | Public Warrants [Member]
Shareholders' Deficit [Line Items]
Share price (in Dollars per share)						$ 18	$ 18
Number of trading days for determining the share price						20 days	20 days
Number of consecutive trading days						30 days	30 days
Adjusted share price percentage						180.00%	180.00%
Class A Ordinary Shares [Member] | Sponsor [Member] | Conversion of Common Stock Class B to Class A [Member]
Shareholders' Deficit [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001
Conversion of stock, shares issued	3,375,000
Class A Ordinary Shares [Member] | Extension Amendment Proposal [Member]
Shareholders' Deficit [Line Items]
Redemption amount (in Dollars)	$ 211,918,105
Class A Ordinary Shares [Member]
Shareholders' Deficit [Line Items]
Common stock, shares issued						4,589,913	5,621,910	22,500,000
Common stock, shares outstanding						4,589,913	5,621,910	22,500,000
Class A Ordinary Shares Subject to Possible Redemption [Member]
Shareholders' Deficit [Line Items]
Temporary equity, shares outstanding						1,214,913	2,246,910	22,500,000
Class B Ordinary Shares [Member]
Shareholders' Deficit [Line Items]
Common stock, shares authorized						20,000,000	20,000,000	20,000,000
Common stock, par value (in Dollars per share)						$ 0.0001	$ 0.0001	$ 0.0001
Common stock, voting rights						one vote	one vote
Common stock, shares issued						2,250,000	2,250,000	5,625,000
Common stock, shares outstanding		5,625,000	5,750,000		5,750,000	2,250,000	2,250,000	5,625,000
Class B Ordinary Shares [Member] | Sponsor [Member]
Shareholders' Deficit [Line Items]
Common stock, shares outstanding	5,621,910	5,625,000	5,750,000		5,750,000	4,589,913	5,750,000
Sponsor paid				25,000
Stock shares issued (in Dollars)				$ 7,187,500
Stock surrendered		125,000	1,437,500		1,437,500
Class B Ordinary Shares [Member] | Sponsor [Member] | Conversion of Common Stock Class B to Class A [Member]
Shareholders' Deficit [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001
Conversion of stock, shares converted	3,375,000					3,375,000	3,375,000
Additional Offering [Member] | Class A Ordinary Shares [Member]
Shareholders' Deficit [Line Items]
Shares issued price per share (in Dollars per share)						$ 9.2	$ 9.2
Percentage of equity proceeds						60.00%	60.00%
weighted average trading period						20 days	20 days
Volume weighted average price per share (in Dollars per share)						$ 9.2	$ 9.2